LEASES - Maturity analysis (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Maturity Analysis of Lease Payments [Line Items]
Gross lease liabilities - minimum lease payments	€ 10,688	€ 12,361
Discount and foreign currency effects	2,138	2,667
Present value of the lease liabilities	8,550	9,694	€ 10,886
Not later than 1 year
Disclosure of Maturity Analysis of Lease Payments [Line Items]
Gross lease liabilities - minimum lease payments	1,902	2,029
Later than 1 year and not later than 2 years
Disclosure of Maturity Analysis of Lease Payments [Line Items]
Gross lease liabilities - minimum lease payments	1,452	1,755
Later than 2 year and not later than five years
Disclosure of Maturity Analysis of Lease Payments [Line Items]
Gross lease liabilities - minimum lease payments	3,733	3,778
Later than 5 years
Disclosure of Maturity Analysis of Lease Payments [Line Items]
Gross lease liabilities - minimum lease payments	€ 3,600	€ 4,800